Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the below that would have required adjustment or disclosure in the financial statements.
On April 16, 2024, the Company held a special meeting of stockholders (the “April 2024 Special Meeting”). As of March 5, 2024, the record date of the April 2024 Special Meeting, there were 7,327,478 issued and outstanding shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”) comprised of 7,077,478 shares of the Company’s Class A common stock, par value $0.0001 per share (“Class A Shares”), and 250,000 shares of the Company’s Class B common stock, par value $0.0001 per share. At the April 2024 Special Meeting, the Company’s stockholders approved the proposal to file an amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware (the “Amendment”) to extend the date from May 2, 2024, to November 2, 2024 (the “Extended Date”) and to allow the board of directors of the Company (the “Board”), without another stockholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to six times, by an additional month each time, upon two days’ advance notice prior to the applicable deadline, up to May 2, 2025 (the “Additional Extension Date” and together with the Extended Date the “Extension” and such proposal, the “Extension Proposal”); by which the Company must (1) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (an “initial business combination”) or (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and redeem all of the Class A Shares included as part of the units sold in the Company’s initial public offering that was consummated on November 2, 2021. On April 17, 2024, to effectuate the Extension, the Company filed the Amendment with the Secretary of State of the State of
Delaware.
At

the April 2024 Special Meeting, the Company’s stockholders also approved a proposal to amend our amended and restated certificate of incorporation to eliminate the limitation that the Company shall not redeem Class A Common Stock included as part of the units sold in the IPO (including any shares issued in exchange thereof, the “public shares”) to the extent that such redemption would cause our net tangible assets to be less than $5,000,001 (the “Redemption Limitation”) to allow us to redeem public shares irrespective of whether such redemption would exceed the Redemption Limitation.
Stockholders holding 839,332 Class A Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (“
Trust Account
”) in connection with the Extension. As a result, $9,513,006.70 (approximately $11.33 per share) will be removed from the Trust Account to pay such holders.

On
May 7, 2024, the Company received a written notice (the “MVPHS Notice”) from the Nasdaq Listing Qualifications Department (the “Staff”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5450(b)(2)(C), which requires the Company to maintain a Market Value of Publicly Held Shares (“MVPHS”) of no less than $15 million for continued listing on the Nasdaq Global Market. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Global Market.
In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has 180 calendar days, or until November 3, 2024, to regain compliance. The MVPHS Letter notes that to regain compliance, the Company’s MVPHS must close at or above $15 million for a minimum of ten
consecutive business days during the compliance period. The MVPHS Letter further notes that if the Company is unable to satisfy the MVPHS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market).
The Company disclosed its receipt of the MVPHS Notice pursuant to a Form
8-K
filed on May 13, 2024, as
required
by Nasdaq rules.
In the event the Company does not regain compliance with the MVPHS requirement or the minimum total holder requirement under Nasdaq Listing Rule 5450(a)(2) (the “Total Holder Requirement”) (as reflected in the written notice from Nasdaq received on October 9, 2023 (the “Total Holder Notice”)) during the stipulated time periods, it is expected that Nasdaq would notify the Company that its securities are subject to delisting. At such time, the Company anticipates it would appeal such determination to a Nasdaq Hearings Panel (the “Panel”), and such request would stay the suspension and delisting action with respect to both the Total Holder Requirement and MVPHS requirement pending the Panel’s decision.
In connection with the foregoing, the Company submitted an application for a transfer from the Nasdaq Global Market to the Nasdaq Capital Market on May 8, 2024 (the “Application”). If the Staff approves the Application, the Staff advised the Company that both the Total Holder Notice and MVPHS Notice shall no longer be applicable to the Company. The Company believes it will be in compliance with the continued listing standards of the Nasdaq Capital Market, including a minimum MVPHS of $
1
mm and minimum
300
holders (not including any holder who is, either directly or indirectly, an executive officer, director or
10
% beneficial owner), prior to any final determination of a delisting action before the Panel.

NOTE 11. SUBSEQUENT EVENTS
The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than the below that would have required adjustment or disclosure in the financial statements.
On February 21, 2024, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Car Tech Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Merger Sub”), and Car Tech, LLC, an Alabama limited liability company (“Car Tech”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.
Upon the terms and subject to the conditions set forth in the Merger Agreement and in accordance with the Delaware Limited Liability Company Act (Car Tech having been converted to a Delaware limited liability company), Merger Sub will merge with and into Car Tech, with Car Tech surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the consummation of the Merger, subject to approval by the Company’s stockholders and other customary closing conditions, the combined company will be renamed and is expected to list on The Nasdaq Capital Market.
Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, membership interests in Car Tech (the “Car Tech Units”) will be converted into the right to receive a number of shares of the Company’s common stock (the “Parent Common Stock”) for each Car Tech Unit owned calculated by dividing (i) a fraction equal to (a) the quotient of (x) the Aggregate Merger Consideration divided by (y) ten dollars ($10.00), by (ii) the number of Car Tech Units that are issued and outstanding immediately prior to the effective time of the Merger. “Aggregate Merger Consideration” means (I) $80,000,000 plus the amount of any shortfall in the Company’s obligation to source at least $50,000,000 in proceeds from a private placement to be consummated immediately prior to the Merger, and an additional (II) $40,000,000 (the “Earn Out Consideration”).
Pursuant to
Lock-up
Agreements executed in connection with the Merger Agreement, all of the shares of Parent Common Stock to be issued to holders of Car Tech Units (other than 500,000 shares issued pursuant to clause (I) of the definition of Aggregate Merger Consideration) will be subject to time based restrictions on transfer, and the 4,000,000 shares of Parent Common Stock to be issued to holders of Car Tech Units based on the Earn Out Consideration will be subject to additional transfer restrictions, release and forfeiture. Other Agreements executed in connection with the Merger Agreement include a Contribution and Exchange Agreement executed by Car Tech’s principal equity holder and the Company, a Support Agreement executed by the Company and Car Tech and the Company’s Sponsor and certain members of Car Tech, and a Warrant Transfer and Option Agreement executed by the Company’s Sponsor and an affiliate of the underwriter in the Company’s Initial Public Offering and Car Tech’s principal equity holder.
In connection with the proposed business combination, the Company intends to file with the SEC a registration statement on
Form S-4,
which will include a proxy statement to be sent to the Company’s stockholders and a prospectus for the registration of the Company’s Common Stock to be issued in connection with the Merger (as amended from time to time, the “Registration Statement”). A full description of the terms of the proposed business combination is expected to be provided in the Registration Statement.
The Company scheduled a special meeting of stockholders for April
16
, 2024, at which the stockholders of the Company will be asked, among other things, to approve a further amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must (1) consummate a business combination or (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and redeem all of the remaining Class A Shares included as part of the units sold in the Company’s Initial Public Offering from May 2, 2024 to November 2, 2024 (the “Extended Date”) and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial business combination after the Extended Date up to six times, by an additional month each time, upon two days’ advance notice prior to the applicable deadline, up to May 2, 2025 (such proposal, the “Second Extension”). For additional information with respect to the special meeting and the matters to be considered at the special meeting, stockholders are referred to the Preliminary Proxy Statement dated March 20, 2023 which can be viewed on the SEC’s website at www.sec.gov, and to the Proxy Statement to be filed with the SEC and to be distributed to public stockholders and can be viewed on the SEC’s website at www.sec.gov. Our sponsor holds approximately
78
% of the Class A shares eligible to vote at the special meeting and accordingly it is expected that stockholder approval of the Second Extension and the other matters to be considered at the special meeting will be approved.